Share-Based Payment Compensation Liability	12 Months Ended
Mar. 31, 2024
Shared Based Payment Compensation Liability [Abstract]
Share-Based Payment Compensation Liability
32.	SHARE-BASED PAYMENT COMPENSATION LIABILITY
Replacement Long Term Incentive Plan (“LTIP”) Awards
As at March 31, 2024, 2,776,868 Replacement LTIP Awards remain outstanding with an estimated fair value of US $8.49 per unit based on the market price of the Company’s common shares, for which the Company recognized a liability of $31.9 million (US $23.6 million) (March 31, 2023 - $33.5 million; US $24.7 million) in share-based payment compensation liability on the consolidated statements of financial position. For the year ended March 31, 2024, there were no Replacement LTIP units settled for cash (March 31, 2023 – $
4.6
 million). Loss on change in the fair value of the share-based payment compensation liability for the year ended March 31, 2024 of $
1.2
 million is presented in the consolidated statements of net income (March 31, 2023 – gain of $
12.7
million).
Continuity of Replacement LTIP units are as follows:

	March 31, 2024	March 31, 2023

Opening balance	3,059,643	3,232,628

Dividend equivalents and other adjustments	74,126	93,201

Vested and settled	(356,900)	(266,186)

Ending balance	2,776,868	3,059,643